Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events [Text Block]
25.	Subsequent Events

On June 26, 2017, the Company entered into an amalgamation agreement (the “Amalgamation Agreement”) with Sinovac (Cayman) Limited (“Parent”) and Sinovac Amalgamation Sub Limited (“Amalgamation Sub”), a wholly owned subsidiary of Parent. Pursuant to the Amalgamation Agreement, Parent will acquire Sinovac Biotech Ltd. for cash consideration equal to US$7.00 per common share. Subject to the terms and conditions of the Amalgamation Agreement, at the effective time of the amalgamation, Amalgamation Sub will be amalgamated with and into Sinovac Biotech Ltd., with Sinovac Biotech Ltd. continuing as the surviving corporation and a wholly owned subsidiary of Parent (the “Amalgamation”). The Company’s board of directors, acting upon the unanimous recommendation of the special committee formed by the board of directors, or the Special Committee, unanimously approved the Amalgamation Agreement and the transactions contemplated by the Amalgamation Agreement, including the Amalgamation, and resolved to recommend that the Company’s shareholders authorize and approve the Amalgamation Agreement and the transactions contemplated by the Amalgamation Agreement, including the Amalgamation.

The Amalgamation is subject to customary closing conditions, including approval by an affirmative vote of holders of Shares representing at least two-thirds of the Company’s common shares present and voting in person or by proxy as a single class at a meeting of the Company’s shareholders, which will be convened to consider the authorization and approval of the Amalgamation Agreement and the transactions contemplated by the Amalgamation Agreement, including the Amalgamation, and the other closing conditions specified in the Amalgamation Agreement. If completed, the Amalgamation will result in Sinovac Biotech Ltd. becoming a privately-held company and the Company’s common shares will no longer be listed on NASDAQ. If the Amalgamation Agreement is terminated under certain circumstances, the Company may be required to pay Parent a termination fee of $15.0 million.